Earnings per share - Schedule of Reconciliation Profit and Share Data Used in the Basic and Diluted Earnings per Share ("EPS") Computations (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Profit for the year	$ 226,882	$ 205,873	$ 166,158
Basic earnings per share (in dollars per share)	$ 6.11	$ 5.60	$ 4.55
Diluted earnings per share (in dollars per share)	$ 6.11	$ 5.60	$ 4.55
Weighted average of common shares outstanding applicable to basic EPS (in shares)	37,152	36,740	36,481
Weighted average of common shares outstanding applicable to diluted EPS (in shares)	37,152	36,740	36,481